Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2020
Related Party [Abstract]
Schedule of transactions between related parties
Balances of receivables and payables are as follows:

	JPY (millions) As of March 31
	2019	2020
Trade receivables	¥2,885	¥1,456
Other receivables	1,892	2,612
Other payables	26,844	23,733
The compensation for key management personnel is as follows:

	JPY (millions) For the Year Ended March 31
	2018	2019	2020
Basic compensation and bonuses	¥1,332	¥2,226	2,441
Share-based compensation (expensed amount)	1,176	1,305	2,143
Retirement benefits	26	73	45
Total	¥2,534	¥3,604	4,629